SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Effective Income Tax Rate Reconciliation, Percent	21.00%